Vessels, Port Terminals and Other Fixed Assets, net - Balance Sheet Analysis (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Vessels, port terminals and other fixed assets, net
Balance	$ 529,009
Additions	(26,583)	$ (23,322)	$ (23,105)
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	137,357	0
Transfers to other long term-assets	(26)	0	0
Revaluation of vessels due to termination of capital lease obligation	0	(5,243)	0
Balance	559,587	529,009
Cost
Vessels, port terminals and other fixed assets, net
Balance	729,446	590,217	585,483
Additions	7,819	10,775	4,734
Disposals	(156)	(3,660)
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	137,357
Transfers to other long term-assets	(26)
Write-off	(34)
Revaluation of vessels due to termination of capital lease obligation		(5,243)
Balance	786,470	729,446	590,217
Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(200,437)	(180,728)	(157,623)
Additions	(26,583)	(23,322)	(23,105)
Disposals	137	3,613
Transfers from deposits for vessels, port terminals and other fixed assets
Balance	(226,883)	(200,437)	(180,728)
Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	529,009	409,489	427,860
Additions	(18,764)	(12,547)	(18,371)
Disposals	(19)	(47)
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	137,357
Transfers to other long term-assets	(26)
Write-off	(34)
Revaluation of vessels due to termination of capital lease obligation		(5,243)
Balance	559,587	529,009	409,489
Tanker Vessels, Barges and Pushboats | Cost
Vessels, port terminals and other fixed assets, net
Balance	472,083	475,380	470,946
Additions	3,581	5,531	738
Disposals		(3,585)
Transfers from oil storage plant and port facilities for liquid cargoes	629
Transfers from deposits for vessels, port terminals and other fixed assets	49,421		3,696
Revaluation of vessels due to termination of capital lease obligation		(5,243)
Balance	525,714	472,083	475,380
Tanker Vessels, Barges and Pushboats | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(164,058)	(150,040)	(131,146)
Additions	(18,528)	(17,603)	(18,894)
Disposals		3,585
Balance	(182,586)	(164,058)	(150,040)
Tanker Vessels, Barges and Pushboats | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	308,025	325,340	339,800
Additions	(14,947)	(12,072)	(18,156)
Transfers from oil storage plant and port facilities for liquid cargoes	629
Transfers from deposits for vessels, port terminals and other fixed assets	49,421		3,696
Revaluation of vessels due to termination of capital lease obligation		(5,243)
Balance	343,128	308,025	325,340
Dry Port Terminals | Cost
Vessels, port terminals and other fixed assets, net
Balance	221,822	80,103	79,651
Additions	2,530	4,362	452
Disposals	(156)
Transfers from deposits for vessels, port terminals and other fixed assets		137,357
Transfers to other long term-assets	(26)
Balance	224,170	221,822	80,103
Dry Port Terminals | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(20,649)	(15,823)	(13,619)
Additions	(6,806)	(4,826)	(2,204)
Disposals	137
Balance	(27,318)	(20,649)	(15,823)
Dry Port Terminals | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	201,173	64,280	66,032
Additions	(4,276)	(464)	(1,752)
Disposals	(19)
Transfers from deposits for vessels, port terminals and other fixed assets		137,357
Transfers to other long term-assets	(26)
Balance	196,852	201,173	64,280
Oil Storage Plant and Port Facilities for Liquid Cargoes | Cost
Vessels, port terminals and other fixed assets, net
Balance	29,819	29,121	29,035
Additions		698	1,599
Transfers from deposits for vessels, port terminals and other fixed assets			(1,513)
Transfers to tanker vessels, barges and pushboats	(629)
Balance	29,190	29,819	29,121
Oil Storage Plant and Port Facilities for Liquid Cargoes | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(11,979)	(11,568)	(10,279)
Additions	(478)	(411)	(1,289)
Balance	(12,457)	(11,979)	(11,568)
Oil Storage Plant and Port Facilities for Liquid Cargoes | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	17,840	17,553	18,756
Additions	(478)	287	310
Transfers from deposits for vessels, port terminals and other fixed assets			(1,513)
Transfers to tanker vessels, barges and pushboats	(629)
Balance	16,733	17,840	17,553
Other Fixed Assets | Cost
Vessels, port terminals and other fixed assets, net
Balance	5,722	5,613	5,851
Additions	1,708	184	1,945
Disposals		(75)
Transfers from deposits for vessels, port terminals and other fixed assets			(2,183)
Write-off	(34)
Balance	7,396	5,722	5,613
Other Fixed Assets | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(3,751)	(3,297)	(2,579)
Additions	(771)	(482)	(718)
Disposals		28
Balance	(4,522)	(3,751)	(3,297)
Other Fixed Assets | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	1,971	2,316	3,272
Additions	937	(298)	1,227
Disposals		(47)
Transfers from deposits for vessels, port terminals and other fixed assets			(2,183)
Write-off	(34)
Balance	$ 2,874	$ 1,971	$ 2,316